Borrowings, Non-Current Borrowings Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current [Abstract]
Non-current borrowings	$ 910,402	$ 785,954
Later than One year and not Later than Five Years [Member]
Non-current [Abstract]
Non-current borrowings	459,412	517,013
Later than Five Years [Member]
Non-current [Abstract]
Non-current borrowings	$ 450,990	$ 268,941